THERMADYNE HOLDINGS CORPORATION CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Dollars in thousands) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 02, 2010	Dec. 31, 2011	Dec. 31, 2009
Net sales	$ 28,663	$ 387,238	$ 487,428	$ 347,655
Cost of goods sold	21,910	256,948	329,629	245,043
Gross margin	6,753	130,290	157,799	102,612
Selling, general and administrative expenses	19,044	90,142	105,286	80,239
Amortization of intangibles	531	2,515	6,296	2,693
Restructuring			5,404
Operating income (loss)	(12,822)	37,633	40,813	19,680
Other income (expense):
Interest, net	(2,273)	(20,525)	(24,535)	(20,850)
Amortization of deferred financing costs	(170)	(918)	(1,711)	(1,052)
Settlement of retiree medical obligations				5,863
Loss on debt extinguishment		(1,867)
Other				147
Income (loss) from continuing operations before income tax provision (benefit) and discontinued operations	(15,265)	14,323	14,567	3,788
Income tax provision (benefit)	(585)	8,187	7,826	2,657
Income (loss) from continuing operations	(14,680)	6,136	6,741	1,131
Income from discontinued operations, net of tax				3,051
Net income (loss)	$ (14,680)	$ 6,136	$ 6,741	$ 4,182